Commitments and Contingencies - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended	70 Months Ended
	Dec. 31, 2014	Dec. 31, 2016	Sep. 30, 2017	Dec. 31, 2015	Mar. 31, 2012
Commitments and Contingencies [Abstract]
Extended lease term	6 years
Deferred rent liability		$ 50	$ 48	$ 48	$ 52
Aggregate consideration paid to NU for agreement obligations		1,534	3,247
Accrued Northwestern University License Agreements fee (Note 11)		$ 1,500	$ 0	$ 0